LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.35%
INVESTMENT COMPANIES–95.35%
Equity Fund–38.48%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	2,312,450	$30,767,147
		30,767,147
International Equity Funds–56.87%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	759,027	7,792,925
LVIP Loomis Sayles Global Growth Fund	2,606,261	29,703,561
LVIP SSGA Developed International 150 Fund	1,017,922	7,979,486
		45,475,972
Total Affiliated Investments (Cost $72,301,249)		76,243,119

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.52%
INVESTMENT COMPANY–4.52%
Money Market Fund–4.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	3,617,013	$ 3,617,013
Total Unaffiliated Investment (Cost $3,617,013)		3,617,013

TOTAL INVESTMENTS–99.87% (Cost $75,918,262)	79,860,132
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	100,389
NET ASSETS APPLICABLE TO 7,987,349 SHARES OUTSTANDING–100.00%	$79,960,521

✧✧ Standard Class shares.

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	British Pound	$231,225	$231,937	12/16/19	$—	$(712)
3	Euro	411,094	415,700	12/16/19	—	(4,607)
3	Japanese Yen	348,675	350,203	12/16/19	—	(1,528)
					—	(6,847)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	200,380	200,949	12/20/19	—	(568)
4	E-mini Russell 2000 Index	305,000	317,022	12/20/19	—	(12,022)
12	E-mini S&P 500 Index	1,787,100	1,808,397	12/20/19	—	(21,297)
1	E-mini S&P MidCap 400 Index	193,800	192,802	12/20/19	998	—
9	Euro STOXX 50 Index	348,730	344,674	12/20/19	4,055	—
3	FTSE 100 Index	272,351	269,750	12/20/19	2,602	—
1	Nikkei 225 Index (OSE)	201,248	196,907	12/12/19	4,341	—
					11,996	(33,887)
Total Futures Contracts					$11,996	$(40,734)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$76,243,119	$—	$—	$76,243,119
Unaffiliated Investment Company	3,617,013	—	—	3,617,013
Total Investments	$79,860,132	$—	$—	$79,860,132
Derivatives:
Assets:
Futures Contracts	$11,996	$—	$—	$11,996
Liabilities:
Futures Contracts	$(40,734)	$—	$—	$(40,734)
There were no Level 3 investments at the beginning or end of the period.
LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.35%@
Equity Fund-38.48%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$27,440,768	$2,353,140	$3,909,055	$(70,418)	$4,952,712	$30,767,147	2,312,450	$10,446	$—
International Equity Funds-56.87%@
✧✧LVIP Dimensional International Core Equity Fund	7,137,496	965,391	1,070,860	(145,013)	905,911	7,792,925	759,027	8,631	—
✧✧LVIP Loomis Sayles Global Growth Fund	27,602,554	2,234,282	6,020,018	302,007	5,584,736	29,703,561	2,606,261	21,554	—
✧✧LVIP SSGA Developed International 150 Fund	7,170,663	1,408,471	1,009,267	(182,898)	592,517	7,979,486	1,017,922	83,531	—
Total	$69,351,481	$6,961,284	$12,009,200	$(96,322)	$12,035,876	$76,243,119		$124,162	$—

@ As a percentage of Net Assets as of September 30, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund–4